Segment Information - Schedule of Long-Lived Assets by Geographic Area (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Long-Lived Assets by Geographic Area [Line Items]
Total	$ 2,419,534	$ 296,270
Hong Kong [Member]
Schedule of Long-Lived Assets by Geographic Area [Line Items]
Total	519,886	296,270
Chinese Mainland [Member]
Schedule of Long-Lived Assets by Geographic Area [Line Items]
Total	$ 1,899,648